Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000097931
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TAG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,831	$10,399
Jun-2017	$11,586	$12,260
Jun-2018	$12,971	$14,023
Jun-2019	$13,412	$15,483
Jun-2020	$13,093	$16,645
Jun-2021	$18,745	$23,436
Jun-2022	$16,069	$20,948
Jun-2023	$18,151	$25,053
Jun-2024	$20,826	$31,204
Jun-2025	$23,466	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.67%	12.68%	12.38%	8.90%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 232,413,800
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 103,936
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,413,800 Number of Portfolio Holdings13 Advisory Fee $103,936 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097930
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TAG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,807	$10,399
Jun-2017	$11,529	$12,260
Jun-2018	$12,870	$14,023
Jun-2019	$13,274	$15,483
Jun-2020	$12,936	$16,645
Jun-2021	$18,460	$23,436
Jun-2022	$15,784	$20,948
Jun-2023	$17,786	$25,053
Jun-2024	$20,362	$31,204
Jun-2025	$22,884	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive Growth ETF Portfolio	7.51%	12.38%	12.09%	8.63%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 232,413,800
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 103,936
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,413,800 Number of Portfolio Holdings13 Advisory Fee $103,936 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158839
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TAGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,727	$10,139
Jun-2017	$11,325	$11,954
Jun-2018	$12,549	$13,672
Jun-2019	$12,882	$15,096
Jun-2020	$12,517	$16,229
Jun-2021	$17,829	$22,850
Jun-2022	$15,203	$20,424
Jun-2023	$17,097	$24,426
Jun-2024	$19,519	$30,424
Jun-2025	$21,879	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Aggressive Growth ETF Portfolio	7.36%	12.09%	11.82%	8.19%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 232,413,800
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 103,936
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,413,800 Number of Portfolio Holdings13 Advisory Fee $103,936 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000211504
Shareholder Report [Line Items]
Fund Name	TOPS Aggressive Growth ETF Portfolio
Class Name	Service Class
Trading Symbol	TAGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Aggressive Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Aggressive Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$9,959	$10,024
Jun-2020	$9,704	$10,777
Jun-2021	$13,848	$15,173
Jun-2022	$11,841	$13,562
Jun-2023	$13,343	$16,220
Jun-2024	$15,275	$20,203
Jun-2025	$17,167	$23,266

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Aggressive Growth ETF Portfolio	7.51%	12.38%	12.09%	9.16%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 232,413,800
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 103,936
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$232,413,800 Number of Portfolio Holdings13 Advisory Fee $103,936 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	2.0%
Equity	97.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	18.1%
SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
SPDR Portfolio S&P 500 Growth ETF	4.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097924
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 1
Trading Symbol	TB1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,130	$10,399
Jun-2017	$10,978	$12,260
Jun-2018	$11,552	$14,023
Jun-2019	$12,136	$15,483
Jun-2020	$12,284	$16,645
Jun-2021	$14,895	$23,436
Jun-2022	$13,447	$20,948
Jun-2023	$14,393	$25,053
Jun-2024	$15,713	$31,204
Jun-2025	$17,252	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	6.15%	9.79%	7.03%	5.60%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,068,089
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 63,309
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$134,068,089 Number of Portfolio Holdings24 Advisory Fee $63,309 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097925
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Class 2
Trading Symbol	TB2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,114	$10,399
Jun-2017	$10,932	$12,260
Jun-2018	$11,477	$14,023
Jun-2019	$12,020	$15,483
Jun-2020	$12,141	$16,645
Jun-2021	$14,681	$23,436
Jun-2022	$13,219	$20,948
Jun-2023	$14,118	$25,053
Jun-2024	$15,375	$31,204
Jun-2025	$16,839	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	6.01%	9.52%	6.76%	5.35%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,068,089
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 63,309
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$134,068,089 Number of Portfolio Holdings24 Advisory Fee $63,309 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000211501
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Service Class
Trading Symbol	TBS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,090	$10,024
Jun-2020	$10,193	$10,777
Jun-2021	$12,325	$15,173
Jun-2022	$11,088	$13,562
Jun-2023	$11,834	$16,220
Jun-2024	$12,880	$20,203
Jun-2025	$14,100	$23,266

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	5.95%	9.47%	6.70%	5.73%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,068,089
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 63,309
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$134,068,089 Number of Portfolio Holdings24 Advisory Fee $63,309 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158836
Shareholder Report [Line Items]
Fund Name	TOPS Balanced ETF Portfolio
Class Name	Investor Class
Trading Symbol	TBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,079	$10,139
Jun-2017	$10,855	$11,954
Jun-2018	$11,357	$13,672
Jun-2019	$11,869	$15,096
Jun-2020	$11,953	$16,229
Jun-2021	$14,424	$22,850
Jun-2022	$12,952	$20,424
Jun-2023	$13,798	$24,426
Jun-2024	$14,982	$30,424
Jun-2025	$16,372	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Balanced ETF Portfolio	5.84%	9.28%	6.49%	5.08%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,068,089
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 63,309
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$134,068,089 Number of Portfolio Holdings24 Advisory Fee $63,309 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Collateral for Securities Loaned	1.0%
Money Market Funds	2.0%
Fixed Income	47.8%
Equity	50.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.1%
Vanguard S&P 500 ETF	9.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	8.0%
SPDR Portfolio S&P 500 Value ETF	7.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.0%
SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097922
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 1
Trading Symbol	TC1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$12	0.23%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,153	$10,399
Jun-2017	$10,694	$12,260
Jun-2018	$11,087	$14,023
Jun-2019	$11,666	$15,483
Jun-2020	$12,004	$16,645
Jun-2021	$13,583	$23,436
Jun-2022	$12,593	$20,948
Jun-2023	$13,242	$25,053
Jun-2024	$14,283	$31,204
Jun-2025	$15,504	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	5.21%	8.55%	5.25%	4.48%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 41,749,372
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,041
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,749,372 Number of Portfolio Holdings25 Advisory Fee $20,041 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097923
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Class 2
Trading Symbol	TC2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.48%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,123	$10,399
Jun-2017	$10,637	$12,260
Jun-2018	$11,000	$14,023
Jun-2019	$11,546	$15,483
Jun-2020	$11,850	$16,645
Jun-2021	$13,382	$23,436
Jun-2022	$12,365	$20,948
Jun-2023	$12,973	$25,053
Jun-2024	$13,956	$31,204
Jun-2025	$15,121	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	5.11%	8.35%	5.00%	4.22%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 41,749,372
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,041
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,749,372 Number of Portfolio Holdings25 Advisory Fee $20,041 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000211500
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Service Class
Trading Symbol	TCS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,126	$10,024
Jun-2020	$10,391	$10,777
Jun-2021	$11,734	$15,173
Jun-2022	$10,842	$13,562
Jun-2023	$11,376	$16,220
Jun-2024	$12,237	$20,203
Jun-2025	$13,259	$23,266

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	5.11%	8.35%	5.00%	4.68%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 41,749,372
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,041
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,749,372 Number of Portfolio Holdings25 Advisory Fee $20,041 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158835
Shareholder Report [Line Items]
Fund Name	TOPS Conservative ETF Portfolio
Class Name	Investor Class
Trading Symbol	TCI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,108	$10,139
Jun-2017	$10,609	$11,954
Jun-2018	$10,959	$13,672
Jun-2019	$11,485	$15,096
Jun-2020	$11,754	$16,229
Jun-2021	$13,251	$22,850
Jun-2022	$12,220	$20,424
Jun-2023	$12,780	$24,426
Jun-2024	$13,724	$30,424
Jun-2025	$14,829	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Conservative ETF Portfolio	4.97%	8.05%	4.76%	4.04%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 41,749,372
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,041
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$41,749,372 Number of Portfolio Holdings25 Advisory Fee $20,041 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.0%
Exchange-Traded Funds	97.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Collateral for Securities Loaned	1.1%
Money Market Funds	1.9%
Equity	30.2%
Fixed Income	67.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	15.9%
SPDR Portfolio Short Term Corporate Bond ETF	12.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard S&P 500 ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
SPDR Portfolio S&P 500 Value ETF	4.0%
Xtrackers USD High Yield Corporate Bond ETF	4.0%
SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097929
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,865	$10,399
Jun-2017	$11,373	$12,260
Jun-2018	$12,536	$14,023
Jun-2019	$13,032	$15,483
Jun-2020	$12,848	$16,645
Jun-2021	$17,569	$23,436
Jun-2022	$15,239	$20,948
Jun-2023	$17,037	$25,053
Jun-2024	$19,360	$31,204
Jun-2025	$21,761	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	7.83%	12.40%	11.11%	8.09%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 259,167,265
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 114,786
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$259,167,265 Number of Portfolio Holdings20 Advisory Fee $114,786 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097928
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,842	$10,399
Jun-2017	$11,318	$12,260
Jun-2018	$12,441	$14,023
Jun-2019	$12,906	$15,483
Jun-2020	$12,687	$16,645
Jun-2021	$17,305	$23,436
Jun-2022	$14,975	$20,948
Jun-2023	$16,707	$25,053
Jun-2024	$18,930	$31,204
Jun-2025	$21,225	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Growth ETF Portfolio	7.69%	12.12%	10.84%	7.82%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 259,167,265
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 114,786
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$259,167,265 Number of Portfolio Holdings20 Advisory Fee $114,786 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000211503
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Service Class
Trading Symbol	TGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,013	$10,024
Jun-2020	$9,845	$10,777
Jun-2021	$13,429	$15,173
Jun-2022	$11,621	$13,562
Jun-2023	$12,965	$16,220
Jun-2024	$14,690	$20,203
Jun-2025	$16,471	$23,266

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Growth ETF Portfolio	7.69%	12.12%	10.84%	8.43%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 259,167,265
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 114,786
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$259,167,265 Number of Portfolio Holdings20 Advisory Fee $114,786 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158838
Shareholder Report [Line Items]
Fund Name	TOPS Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,800	$10,139
Jun-2017	$11,169	$11,954
Jun-2018	$12,191	$13,672
Jun-2019	$12,610	$15,096
Jun-2020	$12,371	$16,229
Jun-2021	$16,819	$22,850
Jun-2022	$14,527	$20,424
Jun-2023	$16,161	$24,426
Jun-2024	$18,266	$30,424
Jun-2025	$20,437	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Growth ETF Portfolio	7.63%	11.89%	10.56%	7.45%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 259,167,265
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 114,786
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$259,167,265 Number of Portfolio Holdings20 Advisory Fee $114,786 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.5%
Exchange-Traded Funds	97.5%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Collateral for Securities Loaned	0.5%
Money Market Funds	2.0%
Fixed Income	12.9%
Equity	85.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.0%
Vanguard FTSE Developed Markets ETF	17.1%
SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
SPDR Portfolio S&P 600 Small Cap ETF	6.0%
SPDR Portfolio S&P 500 Growth ETF	5.0%
SPDR Portfolio S&P 500 Value ETF	5.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
iShares Global REIT ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097926
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TMG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,027	$10,399
Jun-2017	$11,193	$12,260
Jun-2018	$12,068	$14,023
Jun-2019	$12,628	$15,483
Jun-2020	$12,713	$16,645
Jun-2021	$16,274	$23,436
Jun-2022	$14,436	$20,948
Jun-2023	$15,753	$25,053
Jun-2024	$17,526	$31,204
Jun-2025	$19,483	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	6.98%	11.17%	8.91%	6.90%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 205,699,333
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 94,520
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$205,699,333 Number of Portfolio Holdings22 Advisory Fee $94,520 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097927
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TMG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.46%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,016	$10,399
Jun-2017	$11,160	$12,260
Jun-2018	$11,994	$14,023
Jun-2019	$12,521	$15,483
Jun-2020	$12,575	$16,645
Jun-2021	$16,064	$23,436
Jun-2022	$14,208	$20,948
Jun-2023	$15,474	$25,053
Jun-2024	$17,167	$31,204
Jun-2025	$19,043	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate Growth ETF Portfolio	6.84%	10.93%	8.65%	6.65%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 205,699,333
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 94,520
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$205,699,333 Number of Portfolio Holdings22 Advisory Fee $94,520 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000211502
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Service Class
Trading Symbol	TMGS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,058	$10,024
Jun-2020	$10,094	$10,777
Jun-2021	$12,885	$15,173
Jun-2022	$11,387	$13,562
Jun-2023	$12,395	$16,220
Jun-2024	$13,748	$20,203
Jun-2025	$15,237	$23,266

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderate Growth ETF Portfolio	6.79%	10.83%	8.59%	7.07%
S&P 500® Index	6.20%	15.16%	16.64%	14.67%

Performance Inception Date	Apr. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 205,699,333
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 94,520
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$205,699,333 Number of Portfolio Holdings22 Advisory Fee $94,520 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158837
Shareholder Report [Line Items]
Fund Name	TOPS Moderate Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.71%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,938	$10,139
Jun-2017	$10,971	$11,954
Jun-2018	$11,720	$13,672
Jun-2019	$12,262	$15,096
Jun-2020	$12,289	$16,229
Jun-2021	$15,645	$22,850
Jun-2022	$13,809	$20,424
Jun-2023	$14,999	$24,426
Jun-2024	$16,607	$30,424
Jun-2025	$18,365	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Moderate Growth ETF Portfolio	6.72%	10.59%	8.37%	6.30%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 205,699,333
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 94,520
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$205,699,333 Number of Portfolio Holdings22 Advisory Fee $94,520 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	97.9%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Collateral for Securities Loaned	0.1%
Money Market Funds	2.0%
Fixed Income	32.8%
Equity	65.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.0%
Vanguard FTSE Developed Markets ETF	13.1%
SPDR Portfolio Short Term Corporate Bond ETF	9.0%
SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Xtrackers USD High Yield Corporate Bond ETF	5.0%
SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.